Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
6.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2025	2024

Accounts receivables	12,326	11,238
Allowances for credit losses	-	(312)
Accounts receivables, net	12,326	10,926

As of December 31, 2025, of the Company’s accounts receivable balance, $9.67 million is secured by the counterparty’s mining machines, BTC and its subsequent BTC productions. This amount is expected to be settled in installments by the end of September 2026.

As of December 31, 2024, of the Company’ accounts receivable balance, $8.28 million was pledged by BTC. The secured portion of the receivable bears interest at an annual rate of 7.5%. This amount was fully settled prior to the end of 2025.

The following table presents the activity in the allowance for credit losses for the years ended December 31, 2025, and 2024:

	As of December 31,
	2025	2024

Opening balance	312	312
Credit loss expense	-	-
Recoveries collected	(312)	-
Closing balance	-	312